Income Taxes - Schedule of Provisions for Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provisions For Income Tax [Abstract]
Provisions for current income tax	$ 1,284,800	$ 1,428,531
Deferred income tax benefit	(627,009)	(253,508)
Total	$ 657,791	$ 1,175,023